Operating Segments Operating Segments, Identifiable Assets (Details) - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment
Assets		$ 8,174	[1]	$ 5,860
Cash and cash equivalents	[2]	38	[1]	688	$ 497	$ 16
North Dakota Gathering and Processing Assets [Member]
Property, Plant and Equipment
Cash and cash equivalents				673
Operating Segments [Member] | Terminalling and Transportation
Property, Plant and Equipment
Assets		2,508		1,768
Operating Segments [Member] | Gathering and Processing
Property, Plant and Equipment
Assets		5,066		3,392
Operating Segments [Member] | Wholesale Segment [Member]
Property, Plant and Equipment
Assets	[3]	556		0
Corporate and Other [Member]
Property, Plant and Equipment
Assets	[4]	$ 44		$ 700

[1]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017 and the results are only for the period of June 1, 2017 through the end of the period.
[4]	Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, of which $673 million was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017, increasing the Gathering and Processing segment’s identifiable assets as of September 30, 2017.